CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net earnings	$ 510.5	$ 61.8
Adjustments for:
Finance costs	10.9	25.2
Depreciation expense	266.0	263.5
Derivative (gain) loss	(6.9)	3.0
Income taxes	97.6	33.4
Interest income	(9.4)	(3.3)
Reversal of impairment charges	(524.1)	0.0
Gain on sale of a 30% interest in the Côté Gold Project	(19.2)	0.0
Share of net earnings from investments in associates and incorporated joint ventures, net of income taxes	(15.0)	(6.1)
Write-down of inventories	14.2	5.7
Loss on redemption of Senior Notes	20.2	(4.0)
Gain on sale of gold bullion	0.0	(72.9)
Effects of exchange rate fluctuation on cash and cash equivalents	(11.4)	0.6
Other non-cash items	12.1	(2.2)
Adjustments for cash items:
Dividends from joint venture	2.1	11.3
Settlement of derivatives	1.4	(9.5)
Disbursements related to asset retirement obligations	(5.0)	(2.7)
Movements in non-cash working capital items and non-current ore stockpiles	1.3	19.6
Cash from operating activities, before income tax paid	345.3	327.4
Income taxes paid	(50.0)	(16.3)
Net cash from operating activities	295.3	311.1
Investing activities
Capital expenditures for property, plant and equipment	(197.0)	(269.5)
Capitalized borrowing costs	(24.1)	(17.3)
Purchase of short-term investments	(127.2)	0.0
Net proceeds from sale of a 30% interest in the Côté Gold Project	96.5	0.0
Decrease (increase) in restricted cash	88.1	(33.6)
Capital expenditures for exploration and evaluation assets	(13.4)	(4.1)
Interest received	7.7	3.3
Acquisition of Saramacca exploration and evaluation asset	(5.0)	(10.0)
Purchase of additional common shares of associate	(7.4)	0.0
Proceeds from sale of gold bullion	0.0	170.3
Other investing activities	4.4	(0.5)
Net cash used in investing activities	(177.4)	(161.4)
Financing activities
Net proceeds from issuance of 7% Senior Notes	393.6	0.0
Redemption of 6.75% Senior notes and purchase of 6.75% Senior notes	(505.6)	(141.5)
Proceeds from issuance of flow-through shares	15.1	43.6
Proceeds from issuance of shares	0.0	220.1
Interest paid	(8.6)	(24.6)
Repayment of credit facility	0.0	(70.0)
Long-term prepayment for finance lease	(4.9)	0.0
Other financing activities	(6.8)	(5.7)
Net cash from (used in) financing activities	(117.2)	21.9
Effects of exchange rate fluctuation on cash and cash equivalents	11.4	(0.6)
Increase in cash and cash equivalents	12.1	171.0
Cash and cash equivalents, beginning of the year	652.0	481.0
Cash and cash equivalents, end of the year	$ 664.1	$ 652.0